Deutsche Global Small Cap Fund
Deutsche Global Small Cap Fund
INVESTMENT OBJECTIVE
The fund seeks above-average capital appreciation over the long term.
FEES AND EXPENSES OF THE FUND
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 65) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche Global Small Cap Fund - USD ($)	Class A	Class B	Class C	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	$ 20	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche Global Small Cap Fund	Class A	Class B	Class C	Class R6	INST Class	Class S
Management fee	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Distribution/service (12b-1) fees	0.24%	0.99%	1.00%	none	none	none
Other expenses	0.38%	0.52%	0.39%	0.28%	0.28%	0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%	2.42%	2.30%	1.19%	1.19%	1.26%
Fee waiver/expense reimbursement	0.07%	0.21%	0.09%	none	none	0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	1.46%	2.21%	2.21%	1.19%	1.19%	1.21%

The Advisor has contractually agreed through January 31, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.46%, 2.21%, 2.21% and 1.21% for Class A, Class B, Class C and Class S respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche Global Small Cap Fund - USD ($)	Class A	Class B	Class C	Class R6	INST Class	Class S
1 YEAR	$ 715	$ 624	$ 324	$ 121	$ 121	$ 123
3 YEARS	1,024	1,035	710	378	378	395
5 YEARS	1,355	1,472	1,222	654	654	687
10 YEARS	$ 2,288	$ 2,316	$ 2,629	$ 1,443	$ 1,443	$ 1,518

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche Global Small Cap Fund - USD ($)	Class A	Class B	Class C	Class R6	INST Class	Class S
1 YEAR	$ 715	$ 224	$ 224	$ 121	$ 121	$ 123
3 YEARS	1,024	735	710	378	378	395
5 YEARS	1,355	1,272	1,222	654	654	687
10 YEARS	$ 2,288	$ 2,316	$ 2,629	$ 1,443	$ 1,443	$ 1,518

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 32%.
PRINCIPAL INVESTMENT STRATEGY
MAIN INVESTMENTS. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). Companies in which the fund invests typically have a market capitalization of between $500 million and $5 billion at the time of purchase. As part of the investment process the fund may own stocks even if they are outside this market capitalization range. While the market capitalization range of the S&P Developed Broad Market Index changes throughout the year, as of the most recent reconstitution date of the index (March 20, 2015), companies in the index had a median market capitalization of approximately $1.09 billion.

While the fund may invest in securities of any country, portfolio management generally focuses on countries with developed economies (including the US).

The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below).

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of three analytical disciplines:
  BOTTOM-UP RESEARCH. Portfolio management looks for individual companies that it believes have a history of above average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
  ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.
SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.
MAIN RISKS
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.
PAST PERFORMANCE
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	RETURNS	PERIOD ENDING
BEST QUARTER	30.09%	June 30, 2009
WORST QUARTER	-28.26%	December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2015 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche Global Small Cap Fund	CLASS INCEPTION	1 YEAR	5 YEARS	10 YEARS
CLASS A | before tax	Apr. 16, 1998	(5.25%)	4.49%	4.40%
CLASS A | After tax on distributions		(6.57%)	3.21%	3.50%
CLASS A | After tax on distributions and sale of fund shares		(1.77%)	3.83%	3.79%
CLASS B | before tax	Apr. 16, 1998	(3.03%)	4.78%	4.21%
CLASS C | before tax	Apr. 16, 1998	(0.21%)	4.94%	4.23%
CLASS S | before tax	Sep. 10, 1991	0.79%	6.02%	5.32%
CLASS S | S&P DEVELOPED SMALLCAP INDEX (reflects no deduction for fees, expenses or taxes)		0.65%	8.04%	6.43%

Average Annual Total Returns - Deutsche Global Small Cap Fund - INST CLASS	CLASS INCEPTION	1 YEAR	5 YEARS	SINCE INCEPTION
before tax	Aug. 26, 2008	0.86%	6.11%	6.20%
S&P DEVELOPED SMALLCAP INDEX (reflects no deduction for fees, expenses or taxes)		0.65%	8.04%	7.29%

Average Annual Total Returns - Deutsche Global Small Cap Fund - CLASS R6	CLASS INCEPTION	1 YEAR	SINCE INCEPTION
before tax	Aug. 25, 2014	0.79%	(2.92%)
S&P DEVELOPED SMALLCAP INDEX (reflects no deduction for fees, expenses or taxes)		0.65%	(1.15%)